SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION [Abstract]
Stock Appreciation Rights
A summary of the Company’s SAR activity for the years ended December 31, 2019, 2018 and 2017 are presented as follows:

	Number of shares	Weighted average exercised price	Weighted average remaining contractual life (in years)
Outstanding and vested at January 1, 2017	821,117	$12.74	4.1
SARs exercised	24,137	12.73
Outstanding at December 31, 2017	796,980	$12.74	3.1
SARs exercised	—	—
Outstanding at December 31, 2018	796,980	$12.74	2.1
SARs exercised	782,955	12.73
Outstanding and exercisable at December 31, 2019	14,025	12.95	1.6